Cover Document	Mar. 19, 2026
Cover [Abstract]
Entity Central Index Key	0000215466
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	Coeur Mining, Inc.
Entity File Number	1-8641
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	200 South Wacker Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	489-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDE
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	As previously announced, on November 2, 2025, Coeur Mining, Inc., a Delaware corporation (“Coeur”), New Gold Inc., a corporation existing under the laws of the Province of British Columbia, Canada (“New Gold”), and 1561611 B.C. LTD, a corporate organized and existing under the laws of the Province of British Columbia, Canada and a wholly-owned subsidiary of Coeur (“Canadian Sub”), agreed to a strategic business combination transaction (the “Arrangement”). On March 20, 2026 pursuant to the terms and conditions set forth in the Arrangement Agreement, Coeur (through the Canadian Sub) acquired all of the issued and outstanding common shares of New Gold pursuant to a Plan of Arrangement with New Gold becoming a wholly-owned subsidiary of Coeur.The foregoing descriptions of the Arrangement and Arrangement Agreement do not purport to be complete and are qualified in their entirety by reference to the full text of the Arrangement Agreement, which is included as Exhibit 2.1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by Coeur on November 3, 2025 and is incorporated by reference herein.This Amendment No. 1 on Form 8-K/A is being filed by Coeur to amend its Current Report on Form 8-K filed with the SEC on March 23, 2026 (the “Original Form 8-K”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Form 8-K, including the required pro forma financial information. This amendment should be read in conjunction with the Original Form 8-K. No other disclosure from the Original Form 8-K is changed by this amendment.